3. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
3. PROPERTY AND EQUIPMENT

3.      PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31:

	2010	2011
Lab and office equipment	$467,492	$465,778
Computer software	141,277	141,277
Leasehold improvements	940,103	940,103
	1,548,872	1,547,158
Less: accumulated depreciation and amortization	(467,713)	(686,226)
	$1,081,159	$860,932

The Company recorded depreciation and amortization expense of $220,201 and $219,552 for the years ended December 31, 2010 and 2011, respectively.